Related Party Transactions	12 Months Ended
Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Abstract]
Related Party Transactions
19.	RELATED PARTY TRANSACTIONS

The Company’s related parties include key management personnel and any transactions with such parties for goods and/or services are made on regular commercial terms and are considered to be at arm’s length. During the years ended December 31, 2017 and 2016, the Company did not enter into any transactions with related parties.

Key management are those personnel having the authority and responsibility for planning, directing, and controlling the Company. Salaries and benefits, bonuses, share-based payments, and termination benefits are included in corporate and administrative expenses.

Key management compensation includes:

Years ended December 31,
	2017	2016
Salaries and benefits	$1,065	$881
Bonuses	387	1,008
Share-based payments	476	672
Termination benefits	385	-
	$2,313	$2,561